Balance Sheet Components	9 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
2 - Balance Sheet Components
Certain balance sheet components are as follows:
Prepaid expenses and other current assets consist of:

	As of
(in millions)	December 31, 2024	March 31, 2024
Research and development tax credit receivables	$100	$68
Prepayments	71	49
Other receivables	41	40
Total prepaid expenses and other current assets	$212	$157
Accrued compensation and benefits consist of:

	As of
(in millions)	December 31, 2024	March 31, 2024
Accrued bonus, commissions, and cash awards	$19	$190
Accrued vacation and sabbatical	84	83
Accrued salaries and fringe benefits	11	25
Total accrued compensation and benefits	$114	$298
Other current liabilities consist of:

	As of
(in millions)	December 31, 2024	March 31, 2024
Employee related payroll taxes and payables (1)	$156	$674
Accrued expenses and fees	111	83
Electronic design automation liabilities	53	40
Trade payables (including payables to related parties of $10 and $7 as of December 31, 2024 and March 31, 2024, respectively)	70	26
Customer deposits	12	7
Finance lease liabilities	10	5
Total other current liabilities	$412	$835
(1)    Employee related payroll taxes and payables are primarily related to vested RSUs during the quarter and paid in the subsequent quarter.